Additional Information	9 Months Ended
Sep. 30, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Additional Information
L.
Additional Information
Related Parties
    Certain administrative, management, accounting, actuarial, data processing, collection and investment services are provided under agreements between GALIC and its former parent, GAFRI, based on actual costs incurred. In 2020, 2019 and 2018, GALIC paid GAFRI $45 million, $44 million and $43 million, respectively, for such services.

Financial Instruments — Unfunded Commitments

On occasion, GALIC has entered into financial instrument transactions that may present off-balance-sheet
risks of both a credit and market risk nature. These transactions include commitments to fund loans, loan guarantees and commitments to purchase and sell securities or loans. At December 31, 2020, GALIC had commitments to fund credit facilities and contribute capital to limited partnerships and limited liability corporations of approximately $493 million.
Benefit Plans

GALIC expensed approximately $2 million in 2020, and $1 million in 2019 and $2 million in 2018 related to the retirement and employee savings plans.